Risk Management Arising From Financial Instruments (Schedule of Contractual Maturity of Net Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	$ 13,569	$ 17,404
Due in 1-3 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	6,493	7,243
Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	7	3,123
Trade and Other Payables [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	9,068	9,736
DSU Liability [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	730	1,406
Operating Borrowings [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total		1,200
Warrants [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	11	409
Current Portion of Long-term Debt - Province of Ontario and Export Development Canada [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	3,760	4,653
Current Portion of Long-term Debt - Province of Ontario and Export Development Canada [member] | Due in 1-3 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	6,493	7,243
Current Portion of Long-term Debt - Province of Ontario and Export Development Canada [member] | Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	$ 7	$ 3,123